Share-Based Compensation and Savings Plans (Summary of All Stock Option Transactions, Retroactively Adjusted for Conversion of Options in Connection with Acquisitions and Stock Splits) (Details) (USD $)
In Millions, except Per Share data, unless otherwise specified
	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010
Share-Based Compensation and Savings Plans
Stock Options Outstanding, Beginning Balance	24.1	[1]	29.4	[1]
Stock Options Outstanding, Granted	4.1	[1]	7.2	[1]
Stock Options Outstanding, Exercised	(2.6)	[1]	(1.4)	[1]
Stock Options Outstanding, Canceled and forfeited	(2.5)	[1]	(11.1)	[1]
Stock Options Outstanding, Ending Balance	23.1	[1]	24.1	[1]
Stock Options Outstanding, Exercisable at June 30, 2011	15.2	[1]
Weighted Average Exercise Price Per Common Share, Beginning Balance	$ 37.88	[2]	$ 59.25	[2]
Weighted Average Exercise Price Per Common Share, Granted	$ 31.07	[2]	$ 28.09	[2]
Weighted Average Exercise Price Per Common Share, Exercised	$ 30.16	[2]	$ 27.04	[2]
Weighted Average Exercise Price Per Common Share, Canceled and forfeited	$ 43.34	[2]	$ 62.46	[2]
Weighted Average Exercise Price Per Common Share, Ending Balance	$ 37.02	[2]	$ 37.88	[2]
Weighted Average Exercise Price Per Common Share, Exercisable at June 30, 2011	$ 40.73	[2]
Weighted Average Remaining Contractual Life in Years, Beginning Balance	3.9		3.9
Weighted Average Remaining Contractual Life in Years, Ending Balance	3.6		3.9
Weighted Average Remaining Contractual Life in Years, Exercisable at June 30, 2011	2.6
Aggregate Intrinsic Value, Beginning Balance	$ 56.9		$ 1.8
Aggregate Intrinsic Value, Ending Balance	217.0		56.9
Aggregate Intrinsic Value, Exercisable at June 30, 2011	$ 93.8

[1]	The stock options granted, canceled and forfeited activity for fiscal 2010 included the impact of our stock option exchange program and the adjustments to outstanding stock options in connection with the Spin-Off, as discussed below.
[2]	Exercise prices related to stock options have been adjusted in connection with the Spin-Off for dates after August 31, 2009, the effective date of the adjustments.